Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of derivative instruments
Notional amount	SFr 14,760.3	SFr 17,550.0
Positive replacement value (PRV)	112.8	146.2
Negative replacement value (NRV)	SFr 111.5	147.5
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 14,607.8	17,410.0
Positive replacement value (PRV)	112.3	145.2
Negative replacement value (NRV)	111.2	147.3
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	11,541.1	14,555.3
Positive replacement value (PRV)	49.3	74.9
Negative replacement value (NRV)	44.8	71.6
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	1,736.0	5,221.5
Positive replacement value (PRV)	0.9	2.7
Negative replacement value (NRV)	0.9	2.8
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	8,810.0	8,087.8
Positive replacement value (PRV)	36.8	53.5
Negative replacement value (NRV)	33.0	50.2
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	779.0	968.6
Positive replacement value (PRV)	11.5	18.2
Negative replacement value (NRV)	10.9	18.0
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	144.5	186.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	71.6	90.9
Positive replacement value (PRV)	0.1	0.5
Negative replacement value (NRV)	0.0	0.6
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,585.0	1,469.9
Positive replacement value (PRV)	20.9	24.4
Negative replacement value (NRV)	22.8	28.9
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,052.9	928.4
Positive replacement value (PRV)	7.6	10.1
Negative replacement value (NRV)	8.2	11.8
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	345.3	345.8
Positive replacement value (PRV)	11.3	10.9
Negative replacement value (NRV)	12.4	13.4
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	174.9	185.9
Positive replacement value (PRV)	2.0	3.4
Negative replacement value (NRV)	2.2	3.7
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.3	8.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.6	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	506.8	467.8
Positive replacement value (PRV)	5.0	4.9
Negative replacement value (NRV)	6.3	6.0
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	921.6	864.4
Positive replacement value (PRV)	35.5	39.2
Negative replacement value (NRV)	36.6	39.8
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.9	1.0
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.3
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	94.7	167.6
Positive replacement value (PRV)	1.4	4.3
Negative replacement value (NRV)	2.6	8.8
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	243.9	218.3
Positive replacement value (PRV)	11.1	14.9
Negative replacement value (NRV)	12.5	10.0
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	46.3	23.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	535.8	454.0
Positive replacement value (PRV)	22.9	20.0
Negative replacement value (NRV)	21.5	20.7
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	53.3	52.6
Positive replacement value (PRV)	1.6	1.8
Negative replacement value (NRV)	0.7	1.0
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	9.9	12.2
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.1	0.2
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	12.0	9.8
Positive replacement value (PRV)	1.1	1.1
Negative replacement value (NRV)	0.4	0.5
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	11.1	14.8
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.1	0.2
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	11.1	4.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	9.2	11.6
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	152.5	140.0
Positive replacement value (PRV)	0.5	1.0
Negative replacement value (NRV)	0.3	0.2
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	131.4	126.1
Positive replacement value (PRV)	0.4	0.9
Negative replacement value (NRV)	0.2	0.1
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	131.4	126.1
Positive replacement value (PRV)	0.4	0.9
Negative replacement value (NRV)	0.2	0.1
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	21.1	13.9
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	21.1	13.9
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	14,765.2	17,550.9
Positive replacement value (PRV)	112.9	146.2
Negative replacement value (NRV)	SFr 111.5	147.6
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 14,616.6	17,410.9
Positive replacement value (PRV)	112.4	145.2
Negative replacement value (NRV)	111.2	147.4
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	11,549.9	14,556.2
Positive replacement value (PRV)	49.4	74.9
Negative replacement value (NRV)	44.8	71.7
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	1,736.0	5,221.5
Positive replacement value (PRV)	0.9	2.7
Negative replacement value (NRV)	0.9	2.8
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	8,818.8	8,088.7
Positive replacement value (PRV)	36.9	53.5
Negative replacement value (NRV)	33.0	50.3
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	779.0	968.6
Positive replacement value (PRV)	11.5	18.2
Negative replacement value (NRV)	10.9	18.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	144.5	186.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	71.6	90.9
Positive replacement value (PRV)	0.1	0.5
Negative replacement value (NRV)	0.0	0.6
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	1,585.0	1,469.9
Positive replacement value (PRV)	20.9	24.4
Negative replacement value (NRV)	22.8	28.9
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,052.9	928.4
Positive replacement value (PRV)	7.6	10.1
Negative replacement value (NRV)	8.2	11.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	345.3	345.8
Positive replacement value (PRV)	11.3	10.9
Negative replacement value (NRV)	12.4	13.4
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	174.9	185.9
Positive replacement value (PRV)	2.0	3.4
Negative replacement value (NRV)	2.2	3.7
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	10.3	8.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.6	1.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	506.8	467.8
Positive replacement value (PRV)	5.0	4.9
Negative replacement value (NRV)	6.3	6.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	921.6	864.4
Positive replacement value (PRV)	35.5	39.2
Negative replacement value (NRV)	36.6	39.8
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.9	1.0
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.3
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	94.7	167.6
Positive replacement value (PRV)	1.4	4.3
Negative replacement value (NRV)	2.6	8.8
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	243.9	218.3
Positive replacement value (PRV)	11.1	14.9
Negative replacement value (NRV)	12.5	10.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	46.3	23.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	535.8	454.0
Positive replacement value (PRV)	22.9	20.0
Negative replacement value (NRV)	21.5	20.7
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	53.3	52.6
Positive replacement value (PRV)	1.6	1.8
Negative replacement value (NRV)	0.7	1.0
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	9.9	12.2
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.1	0.2
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	12.0	9.8
Positive replacement value (PRV)	1.1	1.1
Negative replacement value (NRV)	0.4	0.5
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	11.1	14.8
Positive replacement value (PRV)	0.2	0.3
Negative replacement value (NRV)	0.1	0.2
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	11.1	4.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	9.2	11.6
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	148.6	140.0
Positive replacement value (PRV)	0.5	1.0
Negative replacement value (NRV)	0.3	0.2
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	127.5	126.1
Positive replacement value (PRV)	0.4	0.9
Negative replacement value (NRV)	0.2	0.1
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	127.5	126.1
Positive replacement value (PRV)	0.4	0.9
Negative replacement value (NRV)	0.2	0.1
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	21.1	13.9
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	21.1	13.9
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0